Segmented Information	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segmented Information
25.	SEGMENTED INFORMATION

[a]
Magna is a global automotive supplier which has complete vehicle engineering and contract manufacturing expertise, as well as product capabilities which include body, chassis, exterior, seating, powertrain, active driver assistance, electronics, mirrors & lighting, mechatronics and roof systems. Magna also has electronic and software capabilities across many of these areas.

The Company is organized under four operating segments: Body Exteriors & Structures, Power & Vision, Seating System
s
and Complete Vehicles. These segments have been determined on the basis of technological opportunities, product similarities, and market and operating factors, and are also the Company’s reportable segments.
The Company’s chief operating decision maker uses Adjusted Earnings before Interest and Income Taxes [“Adjusted EBIT”] as the measure of segment profit or loss, since management believes Adjusted EBIT is the most appropriate measure of operational profitability or loss for its reporting segments. Adjusted EBIT is calculated by taking net income and adding back income taxes, interest expense, net, and other expense, net.
The accounting policies of each segment are the same as those set out under “Significant Accounting Policies”
[note 1]
. All intersegment sales and transfers are accounted for at fair market value.
[a]	The following tables show segment information for the Company’s reporting segments and a reconciliation of Adjusted EBIT to the Company’s consolidated income before income taxes:

	2019
				Depreciation	Equity
	Total	External	Adjusted	and	( income )
	sales	sales	EBIT	amortization	loss
Body Exteriors & Structures	$16,458	$16,110	$1,299	$710	$(3)
Power & Vision	11,312	11,103	747	464	(174)
Seating Systems	5,577	5,548	312	66	(4)
Complete Vehicles	6,707	6,661	144	84	(1)
Corporate & Other [i]	(623)	9	43	21	4

Total Reportable Segments	$39,431	$39,431	$2,545	$1,345	$(178)

	2018
				Depreciation
	Total	External	Adjusted	and	Equity
	sales	sales	EBIT	amortization	income
Body Exteriors & Structures	$17,527	$17,220	$1,413	$701	$(12)
Power & Vision	12,321	12,086	1,171	435	(261)
Seating Systems	5,548	5,546	426	57	(3)
Complete Vehicles	6,018	5,968	68	65	—
Corporate & Other [i]	(587)	7	29	20	(1)

Total Reportable Segments	$40,827	$40,827	$3,107	$1,278	$(277)

	2019
				Fixed	Fixed
	Net			asset,	asset
	assets	Investments	Goodwill	net	additions
Body Exteriors & Structure	$7,906	$31	$458	$4,827	$713
Power & Vision	5,626	899	1,238	2,299	577
Seating Systems	1,219	134	169	412	76
Complete Vehicles	735	2	111	593	69
Corporate & Other [i]	468	144	—	129	6

Total Reportable Segments	$15,954	$1,210	$1,976	$8,260	$1,441

	2018
				Fixed	Fixed
	Net			asset,	asset
	assets	Investments	Goodwill	net	additions
Body Exteriors & Structure	$7,142	$34	$459	$4,825	$730
Power & Vision [ii]	6,703	1,680	1,260	2,151	655
Seating Systems	815	135	147	330	78
Complete Vehicles	605	2	113	622	170
Corporate & Other [i]	563	338	—	167	17

Total Reportable Segments	$15,828	$2,189	$1,979	$8,095	$1,650

[i]	Included in Corporate and Other Adjusted EBIT are intercompany fees charged to the automotive segments.
[ii]	Includes $541 million of net assets held for sale.

[b]	The following table reconciles Net income from operations to Adjusted EBIT:

	2019	2018
Net Income	$1,632	$2,332
Add:
Interest expense, net	82	93
Other expense, net	240	63
Income taxes	591	619

Adjusted EBIT	$2,545	$3,107

[c]	The following table shows Net Assets for the Company’s reporting segments:

	2019	2018
Total Assets	$25,790	$25,945
Deduct assets not included in segment net assets:
Cash and cash equivalents	(1,276)	(684)
Deferred tax assets	(308)	(300)
Long-term receivables from joint venture partners	(71)	(71)
Income taxes receivable	—	(57)
Deduct liabilities included in segment net assets:
Accounts Payable	(5,628)	(6,094)
Accrued salaries and wages	(753)	(769)
Other accrued liabilities	(1,800)	(1,734)
Liabilities held for sale	—	(408)

Segment Net Assets	$15,954	$15,828

[d]	The following table aggregates external revenues by customer as follows:

	2019	2018
General Motors	$5,732	$6,303
BMW	5,469	4,826
Ford Motor Company	5,270	5,721
Fiat Chrysler Automobiles	5,173	5,693
Daimler AG	4,887	4,687
Volkswagen	4,001	4,128
Other	8,899	9,469

	$39,431	$40,827

[e]	The following table summarizes external revenues and long-lived assets by geographic region:

	External Sales		Fixed Assets, Net
	2019	2018	2019	2018
North America
United States	$9,702	$10,043	$1,661	$1,359
Canada	5,353	5,886	993	1,001
Mexico	4,294	4,618	1,287	1,275

	19,349	20,547	3,941	3,635
Europe
Austria	8,279	7,750	872	938
Germany	4,878	4,893	1,090	1,271
Czech Republic	899	764	276	257
Poland	689	694	201	200
Italy	527	850	244	288
United Kingdom	422	517	209	191
Russia	434	424	134	138
Spain	431	382	79	47
Turkey	293	291	10	8
France	201	219	55	46
Slovakia	139	127	223	71
Other Europe	139	144	215	221

	17,331	17,055	3,608	3,676
Asia Pacific
China	1,947	2,152	528	588
India	144	180	98	106
Korea	44	158	1	21
Other Asia Pacific	29	50	4	3

	2,164	2,540	631	718
Rest of World	587	685	80	66

	$39,431	$40,827	$8,260	$8,095